Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax

Note 18 – INCOME TAX

For the years ended December 31, 2020 and 2019, there is $Nil and $Nil current and deferred income tax expense, respectively, reflected in the Statement of Operations.

The following are the components of income before income tax reflected in the Statement of Operations for the years ended December 31, 2020 and 2019:

Component of Loss Before Income Tax

	December 31, 2020	December 31, 2019
Loss before income tax	$(6,177,099)	$(3,078,120)
Income tax	$-	$-
Effective tax rate	21.0%	21.0%

Deferred income taxes arise from temporary differences between the tax and financial statement recognition of revenue and expense. In evaluating the ability to recover the deferred tax assets within the jurisdiction from which they arise, the Company considered all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent financial operations. In projecting future taxable income, the Company began with historical results adjusted for changes in accounting policies and incorporates assumptions including the amount of future pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimate the Company are using to manage the underlying businesses. In evaluating the objective evidence that historical results provide, the Company consider three years of cumulative operating income (loss).

As of December 31, 2020, the Company had aggregate net operating losses of $51,310,040 (2019 - $45,132,941) to offset future taxable income in the United States and the United Kingdom. The deferred tax assets at December 31, 2020 were fully reserved. Management believes it is more likely than not that these assets will not be realized in the near future.